Offerings - Offering: 1	Mar. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	1,597,301
Proposed Maximum Offering Price per Unit	17.00
Maximum Aggregate Offering Price	$ 27,154,117.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,749.98
Offering Note	(1) Pursuant to Rule 416 under the Securities Act of 1933, as amended (the "Securities Act"), the shares of common stock, par value $0.01 per share ("Common Stock"), being registered hereunder include an indeterminate number of shares that may be issued in connection with shares splits, share dividends, recapitalizations or similar events. (2) Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(c) under the Securities Act, based on the average of the high and low prices of the Common Stock as reported on NYSE American on March 24, 2026, which such date is within five business days of the filing of this registration statement, of $17.00 per share.